Property and Equipment - Summary of Completed Sales (Details) - Smart and DMPI [Member] ₱ in Millions	12 Months Ended
Dec. 31, 2024 PHP (₱) TelecomTower
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower	6,726
Cash Consideration	₱ 87,319
Gain on Sale and Leaseback	34,172
Net Book Value of Tower Assets (excluding taxes)	₱ 37,990
2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower	4,665
Cash Consideration	₱ 60,492
Gain on Sale and Leaseback	25,234
Net Book Value of Tower Assets (excluding taxes)	₱ 22,874
2023 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower	1,705
Cash Consideration	₱ 22,465
Gain on Sale and Leaseback	7,467
Net Book Value of Tower Assets (excluding taxes)	₱ 13,377
2024 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower	356
Cash Consideration	₱ 4,362
Gain on Sale and Leaseback	1,471
Net Book Value of Tower Assets (excluding taxes)	₱ 1,739